EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Equity Abstract
Schedule of share capital

	On December 31, 2024	On December 31, 2023

Common	5,330,304,681	5,330,304,681
Preferred	5,311,865,547	5,311,865,547
Subtotal	10,642,170,228	10,642,170,228
Treasury (common shares)	(23,843,100)	-
Treasury (preferred shares)	(21,344,200)	-
Total outstanding shares	10,596,982,928	10,642,170,228

Schedule of interest on shareholders equity

	R$ thousands	% (1)
Net income for the period	19,085,448
(-) Legal reserve	954,272
Adjusted calculation basis	18,131,176
Monthly and intermediary interest on shareholders’ equity (gross), paid	2,307,588
Paid intermediary interest on shareholders’ equity (gross)	4,000,000
Provisioned intermediary interest on shareholders’ equity (gross)	2,000,000
Additional provisioned interest on equity (gross)	2,975,700
Withholding income tax on interest on shareholders' equity	(1,692,493)
Interest on shareholders' equity (net) accumulated on December 31, 2024	9,590,795	52.90
Interest on shareholders' equity (net) accumulated on December 31, 2023	9,614,183	66.92
(1)	Percentage of interest on shareholders’ equity/the adjusted calculation basis.

Schedule of interest on equity

Description	R$ thousands
	Per share (gross)		Gross amount paid	Withholding Income Tax (IRRF) (15%)	Net amount paid
	Common	Preferred
Monthly interest on shareholders’ equity paid	0.206998	0.227698	2,312,804	346,921	1,965,883
Intermediary interest on shareholders’ equity paid	0.357994	0.393794	4,000,000	600,000	3,400,000
Supplementary interest on shareholders´ equity paid	0.447314	0.492046	4,998,000	749,700	4,248,300
Total year ended on December 31, 2023	1.012306	1.113538	11,310,804	1,696,621	9,614,183

Monthly interest on shareholders’ equity paid	0.206998	0.227698	2,307,588	346,138	1,961,450
Intermediary interest paid on shareholders’ equity (1)	0.359141	0.395055	4,000,000	600,000	3,400,000
Intermediary interest on shareholders’ equity provisioned (2)	0.179571	0.197528	2,000,000	300,000	1,700,000
Supplementary interest on shareholders’ equity provisioned (3)	0.267251	0.293976	2,975,700	446,355	2,529,345
Total year ended on December 31, 2024	1.012961	1.114257	11,283,288	1,692,493	9,590,795
(1)	Paid on January 31, 2025;
(2)	To be paid by April 30, 2025; and
(3)	To be paid by July 31, 2025.